Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	Cresud Inc
Entity Central Index Key	0001034957
Document Type	20-F
Trading Symbol	CRES
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	Yes
Entity's Reporting Status Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018